Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0002097725
Registrant Name	AIR Holdings Ltd
Registration File Number	333-294714
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES